Shareholders' equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Shareholders’ equity
Shareholders’ equity

Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2016, 1,047,488,301 shares of common stock were outstanding.

Common stock repurchase program

On March 11, 2015, in connection with the Federal Reserve’s non-objection to our 2015 capital plan, the board of directors authorized a stock purchase program providing for the repurchase of an aggregate of $3.1 billion of common stock beginning in the second quarter of 2015 and continuing through the second quarter of 2016. On June 29, 2016, in connection with the Federal Reserve’s non-objection to our 2016 capital plan, BNY Mellon announced a new stock purchase program providing for the repurchase of an aggregate of $2.14 billion of common stock and the repurchase of up to an additional $560 million of common stock contingent upon the issuance of $750 million of noncumulative perpetual preferred stock. In August 2016, BNY Mellon issued $1 billion of noncumulative perpetual preferred stock, $750 million of which satisfied the contingency for the repurchase of up to $560 million additional common stock in 2016. This new repurchase plan totaling $2.7 billion replaces all previously authorized share repurchase plans. The 2016 capital plan began in the third quarter of 2016 and continues through the second quarter of 2017.

Share repurchases may be executed through repurchase plans designed to comply with Rule 10b5-1 and through derivative, accelerated share repurchase and other structured transactions. In 2016, we repurchased 58.6 million common shares at an average price of $40.91 per common share for a total of $2.4 billion. At Dec. 31, 2016, the maximum dollar value of shares that may yet be purchased under the June 29, 2016 program, including employee benefit plan repurchases, totaled $1.4 billion.
Preferred stock

BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The following table summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2016 and Dec. 31, 2015.

Preferred stock summary			Liquidation preference per share (in dollars)	Total shares issued and outstanding
						Carrying value (a)
(dollars in millions, unless otherwise noted)		Per annum dividend rate		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Series A	Noncumulative Perpetual Preferred Stock	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$100,000	5,001	5,001	$500	$500
Series C	Noncumulative Perpetual Preferred Stock	5.2%	$100,000	5,825	5,825	568	568
Series D	Noncumulative Perpetual Preferred Stock	4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	$100,000	5,000	5,000	494	494
Series E	Noncumulative Perpetual Preferred Stock	4.95% commencing Dec. 20, 2015 to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	$100,000	10,000	10,000	990	990
Series F	Noncumulative Perpetual Preferred Stock	4.625% commencing March 20, 2017 to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	$100,000	10,000	—	990	—
Total				35,826	25,826	$3,542	$2,552

(a)	The carrying value of the Series C, Series D, Series E and Series F preferred stock is recorded net of issuance costs.

Holders of both the Series A and Series C preferred stock are entitled to receive dividends on each dividend payment date (March 20, June 20, September 20 and December 20 of each year), if declared by BNY Mellon’s Board of Directors. Holders of the Series D preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each June 20 and December 20, to but excluding June 20, 2023; and on each March 20, June 20, September 20 and December 20, from and including June 20, 2023. Holders of the Series E preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each June 20 and December 20, to and including June 20, 2020; and on each March 20, June 20, September 20 and December 20, from and including September 20, 2020. Holders of the Series F preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each March 20 and September 20, commencing March 20, 2017, to and including Sept. 20, 2026; and on each March 20, June 20, September 20 and December 20, commencing Dec. 20, 2026. BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of BNY Mellon will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period of the Series A preferred stock or the last preceding dividend period of the Series C, Series D, Series E and Series F preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. All of the outstanding shares of the Series C, Series D, Series E and Series F preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series C, Series D, Series E and Series F preferred stock to the holders of record of their respective depositary shares.

On Dec. 20, 2016, The Bank of New York Mellon Corporation paid the following dividends for the noncumulative perpetual preferred stock for the dividend period ending in December 2016 to holders of record as of the close of business on Dec. 5, 2016:

•
$1,011.11 per share on the Series A Preferred Stock (equivalent to $10.1111 per Normal Preferred Capital Security of Mellon Capital IV, each representing a 1/100th interest in a share of the Series A Preferred Stock);

•	$1,300.00 per share on the Series C Preferred Stock (equivalent to $0.3250 per depositary share, each representing a 1/4,000th interest in a share of the Series C Preferred Stock);

•	$2,250.00 per share on the Series D Preferred Stock (equivalent to $22.5000 per depositary share, each representing a 1/100th interest in a share of the Series D Preferred Stock); and

•	$2,475.00 per share on the Series E Preferred Stock (equivalent to $24.7500 per depositary share, each representing a 1/100th interest in a share of the Series E Preferred Stock).

The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. We may redeem the Series A preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series C preferred stock, in whole or in part, on or after the dividend payment date in September 2017, the Series D preferred stock, in whole or in part, on or after the dividend payment date in June 2023, the Series E preferred stock, in whole or in part, on or after the dividend payment date in June 2020, and the Series F preferred stock, in whole or in part, on or after the dividend payment date in September 2026. The Series C, Series D, Series E or Series F preferred stock can be redeemed, in whole but not in part, at any time within 90 days following a regulatory capital treatment event (as defined in each of the Series C, Series D, Series E and Series F’s Certificates of Designation). Redemption of the preferred stock is subject to the prior approval of the Federal Reserve.

Terms of the Series A, Series C, Series D, Series E and Series F preferred stock are more fully described in each of their Certificate of Designations, each of which is filed as an Exhibit to BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2016.
Temporary equity

Temporary equity was $151 million at Dec. 31, 2016 and $200 million at Dec. 31, 2015. Temporary equity represents amounts recorded for redeemable noncontrolling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.
Capital adequacy

Regulators establish certain levels of capital for bank holding companies and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our bank subsidiaries and BNY Mellon must, among other things, qualify as “well capitalized.”

As of Dec. 31, 2016, BNY Mellon and our U.S. bank subsidiaries were “well capitalized.” As of Dec. 31, 2015, BNY Mellon and our U.S. bank subsidiaries, with the exception of BNY Mellon, N.A., were “well capitalized.” As of Dec. 31, 2015, BNY Mellon, N.A. was not “well capitalized” because its Total capital ratio was 9.89%, which was below the 10% “well capitalized” threshold. With the filing of its March 31, 2016 Call Report, BNY Mellon, N.A.’s Total capital ratio was 10.94%, which is above the 10% “well capitalized” threshold.